Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents		$ 5,528	$ 4,825
Short-term deposits		3,011	3,057
Prepaid expenses, and other current assets		900	1,095
Short-term investment		1	5
Total current assets		9,440	8,982
NON-CURRENT ASSETS:
Operating lease right of use assets		69	111
Property, plant and equipment, net		5	27
Total non-current assets		74	138
Total assets		9,514	9,120
CURRENT LIABILITIES:
Trade payables		1,161	618
Current maturity of operating lease liability		56	53
Deferred revenues		405	405
Other accounts payable		1,109	976
Total current liabilities		2,731	2,052
NON-CURRENT LIABILITIES:
Long-term operating lease liability		15	51
Deferred revenues		1,176	1,581
Total non-current liabilities		1,191	1,632
CONTINGENT LIABILITIES AND COMMITMENTS
SHAREHOLDERS’ EQUITY:
Ordinary shares of no par value - Authorized: 14,000,000 and 3,333,334 shares at December 31, 2025 and 2024, respectively; Issued and outstanding: 2,618,425 and 994,394 shares as of December 31, 2025 and 2024, respectively	[1]
Additional paid-in capital		180,654	170,670
Accumulated other comprehensive income		1,127	1,127
Accumulated deficit		(176,189)	(166,361)
Total shareholders’ equity		5,592	5,436
Total liabilities and shareholders’ equity		$ 9,514	$ 9,120

[1]	Retroactively adjusted to give effect to the reverse share split, see also note 9.